SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENT OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IFRSStatementLineItems [Line Items]
Research and development	$ (8,243,571)	$ (6,337,698)	$ (1,609,558)	[1]
Operating expenses	(7,506,161)	(6,849,502)	(4,608,008)	[1]
Total operating expenses	(15,749,732)	(13,187,200)	(6,217,566)	[1]
Comprehensive loss	$ (16,684,366)	$ (13,712,700)	(6,268,197)	[1]
Previously Reported [Member]
IFRSStatementLineItems [Line Items]
Research and development			(1,301,178)
Operating expenses			(4,916,388)
Total operating expenses			(6,217,566)
Comprehensive loss			(6,268,197)
Adjustment [Member]
IFRSStatementLineItems [Line Items]
Research and development			(308,380)
Operating expenses			308,380
Total operating expenses
Comprehensive loss

[1]	Refer to Note 2A and 18A